Goodwill - Movement table (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	€ 19,607	€ 17,491	€ 17,552
Additions	2,918	1,864	0
Impairment	(1,367)		0
Currency translation	(816)	252	(61)
Goodwill, ending balance	20,342	19,607	17,491
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	19,711	17,595	17,656
Additions	2,918	1,864	0
Impairment	0		0
Currency translation	(816)	252	(61)
Goodwill, ending balance	21,813	19,711	17,595
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	(104)	(104)	(104)
Additions	0	0	0
Impairment	(1,367)		0
Currency translation	0	0	0
Goodwill, ending balance	€ (1,471)	€ (104)	€ (104)